Share capital (Details 1) - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Employee expense
Total stock-based compensation expense recognized	$ 690,472	$ 1,006,805
Granted in 2015 [Member]
Employee expense
Total stock-based compensation expense recognized	677,434	1,006,805
Granted in 2018 [Member]
Employee expense
Total stock-based compensation expense recognized	$ 13,038